Loans and advances to credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Loans and advances - Credit institutions
Financial assets
Financial assets	94,978	123,883
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions
Financial assets
Financial assets	58,486	59,512
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets	$ 36,492	$ 64,371